Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
One Rock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	33.11%	25.85%	31.75%
Sand P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.93%	15.81%